Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Shareholders' equity:
Common Shares, par value	$ 0	$ 0
Common shares issued and outstanding, Ending balance (in shares)	82,275,217	81,563,498
Accumulated deficit during exploration stage	$ 194,813	$ 135,325